Intangible Assets, Net - Schedule of Future Estimated Amortization Expenses are Disclosed (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Future Estimated Amortization Expenses are Disclosed [Abstract]
2026	$ 74,400
2027	62,316
2028	45,400
2029	45,400
2030	3,784
Intangible assets, net	$ 231,300	$ 29,735	$ 268,500